Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Class of Asset (Detail)	12 Months Ended
Dec. 31, 2021
Office and Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Estimated Residual	0.00%
Office and Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Estimated Residual	5.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Estimated Residual	5.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Residual	0.00%
Estimated Useful Life	Over the shorter of the expected life of leasehold improvements or the lease term